Income Taxes - Schedule of Deferred Tax Asset/Liability (Details) (10-K) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 4,201,000	$ 2,909,000
Research and development tax credits	243,000
Other	120,000
Reserves and allowances - foreign	6,000	10,000
Stock-based compensation	608,000
Unrealized loss on available for sale investment	966,000
Research and development - foreign	550,000	762,000
Net deferred tax	6,694,000	3,681,000
Valuation allowance	(6,694,000)	(3,681,000)
Net deferred tax asset